Plan's Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Benefit Obligation	$ 340	$ 317
Fair value of plan assets	552	488
Funded status (prepaid pension assets)	(212)	(171)
Accumulated Benefit Obligation	254	254
Noncurrent liabilities (assets)	(212)	(171)
Net amount recognized	(212)	(171)
Amounts recognized in accumulated comprehensive income (loss) consist of:
Unrecognized net gain (loss)	$ 61	$ 30